KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended December 31, 2024, and 2023.

	12/31/2024	12/31/2023
Salaries, social security and other benefits	1,356,493	1,140,415
Share-based incentives	480,450	8,527,214
Total	1,836,943	9,667,629